Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Lubricants	$ 295	$ 313
Gas cylinders	79	78
Bunkers	1,171	259
Total	$ 1,545	$ 650